JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Communications - 5.3%
Alphabet, Inc. - Class A (a)	175,812	$26,535,305
Comcast Corp. - Class A	177,800	7,707,630
		34,242,935
Consumer Discretionary - 6.9%
Genuine Parts Co.	72,000	11,154,960
Lowe’s Cos., Inc.	57,000	14,519,610
McDonald’s Corp.	42,500	11,982,875
TJX Cos., Inc. (The)	65,485	6,641,489
		44,298,934
Consumer Staples - 8.8%
Coca-Cola Co. (The)	215,320	13,173,277
Estee Lauder Cos., Inc. (The) - Class A	80,000	12,332,000
Hershey Co. (The)	65,600	12,759,200
PepsiCo, Inc.	35,900	6,282,859
Procter & Gamble Co. (The)	36,690	5,952,953
Walmart, Inc.	104,665	6,297,693
		56,797,982
Energy - 6.2%
Chevron Corp.	125,760	19,837,382
Williams Cos., Inc. (The)	514,300	20,042,271
		39,879,653
Financials - 13.9%
American Financial Group, Inc.	103,400	14,112,032
Axis Capital Holdings Ltd.	223,550	14,535,221
Everest Group Ltd.	34,200	13,594,500
Marsh & McLennan Cos., Inc.	61,600	12,688,368
Nasdaq, Inc.	349,300	22,040,830
Willis Towers Watson plc	44,870	12,339,250
		89,310,201
Health Care - 14.9%
Abbott Laboratories	100,518	11,424,876
Cencora, Inc.	79,000	19,196,210
Danaher Corp.	75,343	18,814,655
Medtronic plc	108,836	9,485,057
UnitedHealth Group, Inc.	35,250	17,438,175

JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Health Care - 14.9% (Continued)
Zimmer Biomet Holdings, Inc.	103,900	$13,712,722
Zoetis, Inc.	32,892	5,565,655
		95,637,350
Industrials - 12.2%
Amphenol Corp. - Class A	132,300	15,260,805
Honeywell International, Inc.	53,350	10,950,088
Illinois Tool Works, Inc.	52,000	13,953,160
Nordson Corp.	46,300	12,711,202
Northrop Grumman Corp.	27,000	12,923,820
Waste Management, Inc.	60,500	12,895,575
		78,694,650
Real Estate - 1.9%
American Tower Corp.	61,187	12,089,939

Technology - 21.9%
Accenture plc - Class A	33,190	11,503,986
Adobe, Inc. (a)	20,060	10,122,276
Analog Devices, Inc.	59,200	11,709,168
Apple, Inc.	61,760	10,590,605
ASML Holding N.V.	9,100	8,831,277
Intuit, Inc.	10,250	6,662,500
Mastercard, Inc. - Class A	26,450	12,737,527
Microsoft Corp.	60,260	25,352,587
Roper Technologies, Inc.	26,000	14,581,840
S&P Global, Inc.	14,057	5,980,551
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	63,000	8,571,150
Visa, Inc. - Class A	50,600	14,121,447
		140,764,914
Utilities - 5.8%
Alliant Energy Corp.	352,910	17,786,664
American Electric Power Co., Inc.	227,600	19,596,360
		37,383,024

Total Common Stocks (Cost $421,577,614)		$629,099,582

JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.2%	Shares	Value
First American Government Obligations Fund - Class Z, 5.19% (b) (Cost $14,394,090)	14,394,090	$14,394,090

Investments at Value - 100.0% (Cost $435,971,704)		$643,493,672

Other Assets in Excess of Liabilities - 0.0% (c)		165,856

Net Assets - 100.0%		$643,659,528

(a) Non-income producing security.

(b) The rate shown is the 7-day effective yield as of March 31, 2024.

(c) Percentage rounds to less than 0.1%.

ADR - American Depositary Receipt

N.V. - Naamloze Vennootschap

plc - Public Limited Company

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communications - 1.3%
New York Times Co. (The) - Class A	44,300	$1,914,646

Consumer Discretionary - 10.9%
Beacon Roofing Supply, Inc. (a)	15,500	1,519,310
Floor & Decor Holdings, Inc. - Class A (a)	14,300	1,853,566
LKQ Corp.	40,100	2,141,741
NVR, Inc. (a)	195	1,579,492
Ralph Lauren Corp.	9,500	1,783,720
Rush Enterprises, Inc. - Class A	38,100	2,039,112
Steven Madden Ltd.	42,300	1,788,444
Texas Roadhouse, Inc.	11,900	1,838,193
Williams-Sonoma, Inc.	6,300	2,000,439
		16,544,017
Consumer Staples - 2.6%
BJ’s Wholesale Club Holdings, Inc. (a)	28,700	2,171,155
Coca-Cola Consolidated, Inc.	2,100	1,777,461
		3,948,616
Energy - 2.4%
DT Midstream, Inc.	25,000	1,527,500
World Kinect Corp.	81,300	2,150,385
		3,677,885
Financials - 12.5%
American Financial Group, Inc.	18,000	2,456,640
Arrow Financial Corp.	35,597	890,637
Axis Capital Holdings Ltd.	43,700	2,841,374
Diamond Hill Investment Group, Inc.	4,900	755,433
East West Bancorp, Inc.	28,700	2,270,457
Everest Group Ltd.	6,800	2,703,000
SEI Investments Co.	26,000	1,869,400
Webster Financial Corp.	41,000	2,081,570
Wintrust Financial Corp.	30,300	3,163,017
		19,031,528
Health Care - 11.9%
Charles River Laboratories International, Inc. (a)	9,600	2,601,120
Chemed Corp.	3,500	2,246,755

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Health Care - 11.9% (Continued)
Jazz Pharmaceuticals plc (a)	14,900	$1,794,258
LeMaitre Vascular, Inc.	35,400	2,349,144
Option Care Health, Inc. (a)	68,300	2,290,782
Quest Diagnostics, Inc.	7,100	945,081
Repligen Corp. (a)	9,900	1,820,808
U.S. Physical Therapy, Inc.	19,400	2,189,678
Universal Health Services, Inc. - Class B	10,200	1,861,092
		18,098,718
Industrials - 17.0%
A.O. Smith Corp.	30,900	2,764,314
AMN Healthcare Services, Inc. (a)	19,700	1,231,447
Applied Industrial Technologies, Inc.	14,700	2,903,985
Comfort Systems USA, Inc.	3,700	1,175,527
Core & Main, Inc. - Class A (a)	31,900	1,826,275
Donaldson Co., Inc.	29,100	2,173,188
Gorman-Rupp Co. (The)	50,500	1,997,275
Hubbell, Inc.	5,200	2,158,260
IDEX Corp.	8,500	2,074,170
Littelfuse, Inc.	7,000	1,696,450
Nordson Corp.	9,300	2,553,222
SiteOne Landscape Supply, Inc. (a)	8,200	1,431,310
Watts Water Technologies, Inc. - Class A	8,400	1,785,420
		25,770,843
Materials - 9.6%
Avery Dennison Corp.	11,600	2,589,700
H.B. Fuller Co.	27,600	2,200,824
Hawkins, Inc.	34,000	2,611,200
Reliance, Inc.	5,500	1,837,990
RPM International, Inc.	15,600	1,855,620
Sonoco Products Co.	34,500	1,995,480
UFP Industries, Inc.	11,700	1,439,217
		14,530,031
Real Estate - 5.9%
Americold Realty Trust, Inc.	69,000	1,719,480
Community Healthcare Trust, Inc.	49,300	1,308,915
Equity LifeStyle Properties, Inc.	13,000	837,200

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Real Estate - 5.9% (Continued)
Jones Lang LaSalle, Inc. (a)	8,800	$1,716,792
NNN REIT, Inc.	46,900	2,004,506
STAG Industrial, Inc.	37,400	1,437,656
		9,024,549
Technology - 20.0%
Amdocs Ltd.	18,600	1,680,882
Bentley Systems, Inc. - Class B	34,800	1,817,256
Blackbaud, Inc. (a)	23,800	1,764,532
CACI International, Inc. - Class A (a)	6,500	2,462,395
Dynatrace, Inc. (a)	47,800	2,219,832
Genpact Ltd.	42,200	1,390,490
Globant S.A. (a)	7,900	1,595,010
ICF International, Inc.	8,700	1,310,481
Jack Henry & Associates, Inc.	8,400	1,459,332
Leidos Holdings, Inc.	19,700	2,582,472
MAXIMUS, Inc.	28,100	2,357,590
Paylocity Holding Corp. (a)	6,900	1,185,834
PTC, Inc. (a)	9,200	1,738,248
Sapiens International Corp. N.V.	57,300	1,842,768
Tyler Technologies, Inc. (a)	5,350	2,273,804
WEX, Inc. (a)	4,900	1,163,897
Zebra Technologies Corp. - Class A (a)	5,000	1,507,200
		30,352,023
Utilities - 3.8%
Atmos Energy Corp.	14,500	1,723,615
Portland General Electric Co.	32,200	1,352,400
Unitil Corp.	50,600	2,648,910
		5,724,925

Total Common Stocks (Cost $112,329,180)		$148,617,781

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Government Obligations Fund - Class Z, 5.19% (b) (Cost $4,376,651)	4,376,651	$4,376,651

Investments at Value - 100.8% (Cost $116,705,831)		$152,994,432

Liabilities in Excess of Other Assets - (0.8%)		(1,247,368)

Net Assets - 100.0%		$151,747,064

(a) Non-income producing security.

(b) The rate shown is the 7-day effective yield as of March 31, 2024.

N.V. - Naamloze Vennootschap

plc - Public Limited Company

S.A. - Societe Anonyme

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communications - 9.1%
Baidu, Inc. - ADR (a)	1,800	$189,504
Deutsche Telekom AG - ADR	7,100	171,891
KDDI Corp. - ADR	22,600	333,576
Orange S.A. - ADR	7,500	88,275
PDLT, Inc. - ADR	14,100	347,706
Publicis Groupe S.A. - ADR	19,100	521,048
SK Telecom Co. Ltd. - ADR	4,600	99,176
Tencent Holdings Ltd. - ADR	10,400	405,912
WPP plc - ADR	1,800	85,320
		2,242,408
Consumer Discretionary - 8.5%
Alibaba Group Holding Ltd. - ADR	2,000	144,720
Bridgestone Corp. - ADR	8,200	181,548
Bunzl plc - ADR	7,700	295,218
CIE Financiere Richemont S.A. - ADR	22,000	335,280
Honda Motor Co. Ltd. - ADR	5,500	204,765
JD.com, Inc. - ADR	1,700	46,563
Magna International, Inc.	6,000	326,880
Mercedes-Benz Group AG	3,600	286,992
Toyota Motor Corp. - ADR	1,100	276,848
		2,098,814
Consumer Staples - 7.7%
ITOCHU Corp. - ADR	3,700	316,572
L’Oreal S.A. - ADR	2,800	265,440
Nestlé S.A. - ADR	2,800	297,360
Reckitt Benckiser Group plc - ADR	5,900	67,083
Shoprite Holdings Ltd. - ADR	32,100	416,337
Unilever plc - ADR	2,200	110,418
Wal-Mart de Mexico S.A.B. de C.V. - ADR	10,600	431,420
		1,904,630
Energy - 3.1%
BP plc - ADR	4,000	150,720
Gazprom PJSC - ADR (a)(b)	14,000	140
Shell plc - ADR	4,600	308,384
TotalEnergies SE - ADR	2,352	161,888

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Energy - 3.1% (Continued)
Woodside Energy Group Ltd. - ADR	7,599	$151,752
		772,884
Financials - 21.3%
Admiral Group plc - ADR	8,200	293,560
Allianz SE - ADR	10,700	320,251
Banco Santander S.A. - ADR	37,155	179,830
Bank of Montreal	1,240	121,123
Barclays plc - ADR	15,000	141,750
BNP Paribas S.A. - ADR	6,100	218,014
China Construction Bank Corp. - ADR	23,000	276,690
Commonwealth Bank of Australia - ADR	1,700	134,147
Deutsche Boerse AG - ADR	7,000	143,010
Industrial & Commercial Bank of China Ltd. - ADR	33,800	338,608
KB Financial Group, Inc. - ADR	2,400	124,968
Legal & General Group plc - ADR	15,700	255,753
Manulife Financial Corp.	7,720	192,923
Mitsubishi UFJ Financial Group, Inc. - ADR	40,000	409,201
ORIX Corp. - ADR	2,450	269,990
Royal Bank of Canada	1,900	191,672
Sumitomo Mitsui Financial Group, Inc. - ADR	46,300	544,952
Tokio Marine Holdings, Inc. - ADR	18,900	592,893
Toronto-Dominion Bank (The)	2,700	163,026
United Overseas Bank Ltd. - ADR	4,100	178,760
Zurich Insurance Group AG - ADR	3,240	175,705
		5,266,826
Health Care - 8.7%
Astellas Pharma, Inc. - ADR	17,600	189,200
Bayer AG - ADR	10,700	81,962
Dr. Reddy’s Laboratories Ltd. - ADR	4,500	330,075
Novartis AG - ADR	2,480	239,890
Novo Nordisk A/S - ADR	4,300	552,120
Roche Holding AG - ADR	12,800	408,576
Sanofi S.A. - ADR	2,000	97,200
Takeda Pharmaceutical Co. Ltd. - ADR	9,340	129,733

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Health Care - 8.7% (Continued)
Taro Pharmaceutical Industries Ltd. (a)	3,000	$127,020
		2,155,776
Industrials - 7.1%
ABB Ltd. - ADR	2,900	134,444
Atlas Copco AB - ADR	28,400	481,096
BAE Systems plc - ADR	3,800	263,530
Schneider Electric SE - ADR	11,400	516,420
Sensata Technologies Holding plc	2,200	80,828
Siemens AG - ADR	2,900	276,747
		1,753,065
Materials - 10.1%
Air Liquide S.A. - ADR	5,025	209,492
BASF SE - ADR	7,400	105,746
BHP Group Ltd. - ADR	7,400	426,906
Cemex S.A.B. de C.V. - ADR (a)	30,300	273,003
Companhia Siderurgica Nacional S.A. - ADR	57,100	178,723
Fortescue Ltd. - ADR	3,300	110,319
Nitto Denko Corp. - ADR	9,000	410,670
POSCO Holdings, Inc. - ADR	4,200	329,364
Rio Tinto plc - ADR	1,570	100,072
Vale S.A. - ADR	27,800	338,882
		2,483,177
Real Estate - 1.4%
Sun Hung Kai Properties Ltd. - ADR	34,700	334,161

Technology - 17.7%
ASML Holding N.V.	500	485,235
Capgemini SE - ADR	4,000	184,440
CGI, Inc. (a)	4,300	475,107
Infosys Ltd. - ADR	20,100	360,393
Lenovo Group Ltd. - ADR	17,900	413,848
Open Text Corp.	11,500	446,545
PDD Holdings, Inc. (a)	1,900	220,875
RELX plc - ADR	4,200	181,818
SAP SE - ADR	1,300	253,539
Sony Group Corp. - ADR	4,500	385,830

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Technology - 17.7% (Continued)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,700	$503,385
United Microelectronics Corp. - ADR	55,700	450,613
		4,361,628
Utilities - 3.2%
Enel S.p.A. - ADR	33,700	221,072
Iberdrola S.A. - ADR	6,300	314,055
National Grid plc - ADR	1,629	111,130
SSE plc - ADR	6,900	146,625
		792,882

Total Common Stocks (Cost $16,808,992)		$24,166,251

PREFERRED STOCKS - 0.7%	Shares	Value
Financials - 0.7%
Itau Unibanco Holdings S.A. – ADR (Cost $129,573)	24,800	$171,864

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.8%	Shares	Value
First American Government Obligations Fund - Class Z, 5.19% (c) (Cost $198,569)	198,569	$198,569

Investments at Value - 99.4% (Cost $17,137,134)		$24,536,684

Other Assets in Excess of Liabilities - 0.6%		137,806

Net Assets - 100.0%		$24,674,490

(a) Non-income producing security.

(b) This security is currently restricted from trading and is valued using Level 3 inputs as of March 31, 2024. The total fair value of Level 3 securities as of December 31, 2023 is $140.

(c) The rate shown is the 7-day effective yield as of March 31, 2024.

A/S - Aktieselskab

AB - Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

N.V. - Naamloze Vennootschap

plc - Public Limited Company

PJSC - Public Joint Stock Company

S.A. - Societe Anonyme

S.A.B. de C.V. - Societe Anonima Bursatil de Capital Variable

S.p.A. - Societa per azioni

SE - Societe Europaea

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

MUNICIPAL BONDS - 99.0%	Coupon	Maturity	Par Value	Value
Anticipation Notes - City - 0.6%
Kirtland Ohio Bond Anticipation Notes Various Purpose, Series 2024	4.500%	04/17/25	$570,000	$575,087
Seven Hills Ohio Bond Anticipation Notes, Series 2024	4.375%	04/03/25	500,000	503,566
				1,078,653
General Obligation - City - 7.2%
Cincinnati Ohio GO Unlimited, Series 2024-A	5.000%	12/01/26	1,115,000	1,172,579
Cincinnati Ohio GO Unlimited, Series 2017-A	4.000%	12/01/32	1,000,000	1,037,897
Columbus Ohio GO Unlimited, Series 2015-A	3.000%	07/01/27	2,565,000	2,511,124
Columbus Ohio GO Unlimited, Series 2022-A	5.000%	04/01/38	750,000	854,319
Columbus Ohio GO Unlimited, Series 2022-A	5.000%	04/01/41	3,120,000	3,497,000
Copley Township Ohio Safety Facilities Improvement, Series 2023	4.000%	12/01/36	775,000	795,130
Copley Township Ohio Safety Facilities Improvement, Series 2023	4.000%	12/01/37	810,000	827,701
Lakewood Ohio GO Limited, Series A	4.000%	12/01/28	840,000	863,736
Reynoldsburg Ohio GO Limited, Series 2018	4.000%	12/01/30	1,000,000	1,043,187
Strongsville Ohio GO Limited, Series 2016	4.000%	12/01/30	350,000	351,580
				12,954,253
General Obligation - County - 1.4%
Lorain County Ohio GO Unlimited, Series 2017	4.000%	12/01/30	450,000	451,858
Lucas County Ohio GO Limited, Series 2017	4.000%	10/01/28	1,000,000	1,014,716
Lucas County Ohio GO Limited, Series 2018	4.000%	10/01/29	605,000	615,871
Summit County Ohio GO Limited, Series 2016	4.000%	12/01/31	500,000	502,116
				2,584,561
General Obligation - State - 1.8%
Pennsylvania GO Unlimited, Series 2018	4.000%	03/01/37	1,000,000	1,021,182
Washington GO Unlimited, Series 2022-A	5.000%	08/01/44	2,000,000	2,184,429
				3,205,611
Higher Education - 26.9%
Bowling Green State University Ohio Revenue, Series 2017-B	5.000%	06/01/30	750,000	795,359
Bowling Green State University Ohio Revenue, Series 2020-A	5.000%	06/01/37	1,000,000	1,096,508

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 99.0% (Continued)	Coupon	Maturity	Par Value	Value
Higher Education - 26.9% (Continued)
Bowling Green State University Ohio Revenue, Series 2020-A	4.000%	06/01/45	$2,830,000	$2,823,139
Cuyahoga County Ohio Community College GO Unlimited, Series 2018	4.000%	12/01/33	1,275,000	1,304,541
Indiana Financial Authorities Educational Facilities Revenue, Series 2024	5.000%	02/01/28	500,000	528,780
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	4.000%	02/01/29	940,000	968,513
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	5.000%	02/01/32	1,065,000	1,177,692
Kent State University Ohio Revenue, Series 2019	5.000%	05/01/31	1,000,000	1,150,639
Kent State University Ohio Revenue, Series 2020-A	5.000%	05/01/45	950,000	1,020,561
Miami University Ohio General Receipts Revenue, Series 2017	5.000%	09/01/31	735,000	768,655
Miami University Ohio General Receipts Revenue, Series 2020-A	4.000%	09/01/36	1,000,000	1,042,613
Miami University Ohio General Receipts Revenue, Series 2020-A	4.000%	09/01/45	3,110,000	3,118,153
Ohio Higher Education Facilities Revenue - Case Western Reserve University, Series 2021-A	4.000%	12/01/44	1,250,000	1,236,023
Ohio Higher Education Facilities Revenue - Denison University, Series 2017-A	5.000%	11/01/42	1,700,000	1,776,264
Ohio Higher Education Facilities Revenue - Denison University	5.000%	11/01/53	5,000,000	5,409,179
Ohio Higher Education Facilities Revenue - Oberlin College, Series A	5.250%	10/01/53	1,000,000	1,101,856
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-B	4.000%	12/01/33	620,000	639,619
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	02/01/35	1,350,000	1,497,065
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	02/01/36	1,050,000	1,096,593

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 99.0% (Continued)	Coupon	Maturity	Par Value	Value
Higher Education - 26.9% (Continued)
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-B	5.000%	12/01/36	$470,000	$502,858
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	12/01/36	2,010,000	2,150,522
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/29	540,000	590,548
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/30	570,000	631,906
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/32	630,000	696,323
Ohio Higher Education Facilities Revenue - Xavier University, Series 2015-C	5.000%	05/01/32	1,000,000	1,016,671
Ohio Higher Education Facilities Revenue - Xavier University	4.500%	05/01/36	1,000,000	1,018,661
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	4.000%	05/01/38	600,000	611,500
Ohio State University General Receipts, Series 2021-A	4.000%	12/01/48	2,270,000	2,214,888
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/27	350,000	363,052
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/28	410,000	414,455
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/29	435,000	451,409
University of Akron Ohio General Receipts Revenue, Series 2014-A	5.000%	01/01/29	650,000	650,650
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/30	720,000	728,093
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/33	1,000,000	1,040,918
University of Akron Ohio General Receipts Revenue, Series 2018-A	5.000%	01/01/34	400,000	432,645
University of Cincinnati General Receipts Revenue, Series 2019-A	5.000%	06/01/36	1,250,000	1,378,077
University of Cincinnati General Receipts Revenue, Series C	5.000%	06/01/39	1,250,000	1,261,611

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 99.0% (Continued)	Coupon	Maturity	Par Value	Value
Higher Education - 26.9% (Continued)
University of North Dakota Certificate of Participation, Series 2021-A	4.000%	06/01/37	$555,000	$571,539
University of Toledo Revenue, Series B	5.000%	06/01/27	1,590,000	1,680,100
University of Toledo Revenue, Series B	5.000%	06/01/31	500,000	566,638
University of Toledo Revenue, Series 2017-A	5.000%	06/01/34	1,000,000	1,059,950
				48,584,766
Hospital/Health Bonds - 8.2%
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	5.000%	11/01/32	500,000	537,622
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/36	800,000	813,990
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/40	1,340,000	1,345,301
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2019-A	5.000%	11/01/48	3,100,000	3,411,320
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children’s, Series 2019-CC	5.000%	11/15/41	2,410,000	2,768,007
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children’s Hospital, Series 2019-CC	5.000%	11/15/49	1,300,000	1,458,092
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2017-A	4.000%	01/01/36	3,100,000	3,175,205
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2019-B	4.000%	01/01/42	1,320,000	1,323,519
				14,833,056
Housing - 8.8%
Colorado State Certificate of Participation, Series 2020-A	4.000%	12/15/34	1,000,000	1,059,432
Colorado State Certificate of Participation, Series 2020-A	4.000%	12/15/39	2,000,000	2,048,992
FHLMC, Series M-053	2.550%	06/15/35	3,780,000	3,103,187
FHLMC Multifamily ML Certificates (Freddie Mac Guaranty Agreement), Series A-US	3.400%	01/25/36	1,845,072	1,703,179
Kentucky Certificates of Participation, Series 2018-A	4.000%	04/15/28	695,000	721,541

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 99.0% (Continued)	Coupon	Maturity	Par Value	Value
Housing - 8.8% (Continued)
Kentucky Certificates of Participation, Series A	4.000%	04/15/31	$500,000	$514,687
Kentucky Property and Buildings Commission Revenue, Series A	5.000%	05/01/34	2,340,000	2,706,619
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2019 SER C	3.875%	05/01/50	1,085,000	1,069,656
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-C	3.500%	11/01/50	1,870,000	1,824,309
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-A	3.500%	11/01/50	590,000	576,162
Ohio Housing Finance Agency Residential Mortgage Revenue, Series 2017-A	3.700%	03/01/32	520,000	510,044
				15,837,808
Other Revenue - 6.4%
Akron Ohio Income Tax Revenue, Series 2019	4.000%	12/01/31	870,000	904,100
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), Series D	4.750%	11/01/30	500,000	516,562
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), Series D	5.000%	11/01/32	525,000	546,513
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue, Series 2015	5.000%	06/01/30	655,000	667,056
Mobile Alabama Industrial Development Board Pollution Control Revenue, Series 2008-B	3.650%	07/15/34	1,000,000	999,493
Monroe County Georgia Development Authority Pollution Control Revenue, Series 2009	1.000%	07/01/49	1,000,000	914,986
Ohio Special Obligation Revenue, Series 2016-C	5.000%	12/01/29	510,000	537,926
Ohio Special Obligation Revenue, Series 2020-B	5.000%	04/01/39	1,000,000	1,094,861

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 99.0% (Continued)	Coupon	Maturity	Par Value	Value
Other Revenue - 6.4% (Continued)
Ohio Turnpike Revenue, Series 2021-A	5.000%	02/15/46	$1,990,000	$2,149,076
Riversouth Ohio Authority Revenue, Series 2016	4.000%	12/01/31	700,000	713,996
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/36	400,000	410,080
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/37	575,000	586,634
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/38	400,000	405,932
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/39	400,000	404,108
Summit County Ohio Development Finance Authority, Series 2018	4.000%	12/01/27	220,000	222,291
Summit County Ohio Development Finance Authority, Series 2018	4.000%	12/01/28	435,000	440,013
				11,513,627
Revenue Bonds - Facility - 0.7%
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/30	600,000	665,893
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/32	505,000	559,809
				1,225,702
Revenue Bonds - Water & Sewer - 6.8%
Ohio State Water Development Authority Revenue, Series 2020-A	5.000%	12/01/39	1,165,000	1,295,421
Ohio State Water Development Authority Revenue, Series 2021	5.000%	06/01/46	4,215,000	4,619,487
Ohio State Water Development Authority Revenue, Series 2021-A	4.000%	12/01/46	3,880,000	3,910,005
Ohio Water Development Authority Revenue Pollution Control, Series 2021-A	5.000%	12/01/40	1,000,000	1,131,707
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation, Series 2016-C	4.000%	12/01/31	400,000	408,142

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 99.0% (Continued)	Coupon	Maturity	Par Value	Value
Revenue Bonds - Water & Sewer - 6.8% (Continued)
Wise County Virginia Soil & Wastewater, Series 2010-A	1.200%	11/01/40	$1,000,000	$993,016
				12,357,778
School District - 24.9%
Arcanum-Butler Ohio LSD GO, Series 2016	4.000%	12/01/29	675,000	677,806
Arcanum-Butler Ohio LSD GO, Series 2016	4.000%	12/01/30	650,000	652,707
Athens City School District, Series 2019-A	4.000%	12/01/33	750,000	786,623
Athens City School District, Series 2024	4.000%	12/01/53	1,595,000	1,522,834
Baytown Texas Certificates Obligation, Series 2022	4.250%	02/01/40	1,045,000	1,082,919
Bellbrook-Sugarcreek Ohio LSD GO Unlimited, Series 2016	4.000%	12/01/31	325,000	331,780
Bellefontaine Ohio SCD GO Unlimited (National RE Insured), Series 2005	5.500%	12/01/26	615,000	638,658
Berea Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/31	500,000	513,303
Bexar Texas Refunding Limited, Series 2019	4.000%	06/15/37	1,360,000	1,391,775
Big Walnut Ohio LSD GO Unlimited, Series 2019	4.000%	12/01/33	500,000	521,613
Brecksville Ohio GO Limited, Series 2022	4.000%	12/01/51	1,885,000	1,808,304
Bullit Kentucky School District Finance Corp., Series 2023-A	4.000%	03/01/37	1,255,000	1,297,918
Chillicothe Ohio SD GO Unlimited (AGM Insured), Series 2016	4.000%	12/01/29	400,000	401,536
Cleveland Heights and University Heights Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/32	1,000,000	1,029,850
Columbus Ohio CSD GO Unlimited, Series 2016-B	4.000%	12/01/29	400,000	410,165
Dexter Michigan CSD GO Unlimited, Series 2017	4.000%	05/01/31	670,000	689,325
Dublin Ohio CSD Facilities Construction and Improvement, Series 2019-A	4.000%	12/01/34	500,000	522,189
Dublin Ohio CSD School Facilities, Series 2024	5.000%	12/01/26	1,645,000	1,730,682
Elyria Ohio SCD GO Unlimited (SDCP), Series A	4.000%	12/01/30	1,000,000	1,029,897
Grandview Heights Ohio Municipal Facilities Construction and Improvement, Series 2023	4.000%	12/01/46	3,000,000	3,003,695

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 99.0% (Continued)	Coupon	Maturity	Par Value	Value
School District - 24.9% (Continued)
Green County Ohio Vocational SD GO Unlimited, Series 2019	4.000%	12/01/35	$1,000,000	$1,037,691
Hudson Ohio CSD GO Unlimited, Series 2018	4.000%	12/01/33	800,000	818,535
Johnstown-Monroe Ohio LSD GO Unlimited, Series 2016	4.000%	12/01/29	800,000	823,320
Kettering Ohio CSD GO Unlimited, Series 2016	4.000%	12/01/30	400,000	407,871
Kettering Ohio CSD GO Unlimited, Series 2007	5.250%	12/01/31	500,000	549,619
Lakewood Ohio GO Limited, Series A	5.000%	12/01/36	500,000	527,984
Logan Hocking Ohio LSD Certificates of Participation, Series 2018	4.000%	12/01/32	420,000	424,879
Mario Ohio LSD School Improvement, Series 2024	4.000%	12/01/49	1,295,000	1,252,520
McCracken County Kentucky SD Finance Corp., Series 2022	5.000%	08/01/32	580,000	665,702
McCreary County Kentucky SD Finance Corp., Series 2022	4.000%	12/01/35	560,000	583,236
Menifee County Kentucky SD Financial Corp. Revenue, Series 2019	3.000%	08/01/27	615,000	601,826
Milford Ohio Exempt Village SD Go Unlimited (AGM Insured), Series 2007	5.500%	12/01/30	1,260,000	1,409,744
Olentangy LSD Ohio Go Unlimited, Series 2016	4.000%	12/01/31	1,000,000	1,025,759
Owen County Kentucky SD Revenue, Series 2017	4.000%	04/01/27	1,320,000	1,351,071
Owensboro Kentucky Independent SD School Building Revenue, Series 2024	4.000%	04/01/44	575,000	570,542
Palm Beach Florida SD Certificate of Participation, Series 2021-A	5.000%	08/01/39	1,000,000	1,101,717
Pickerington Ohio LSD Capital Appreciation Refunding, Series 2023	4.375%	12/01/49	1,000,000	1,019,845
Popular Bluff Missouri R-I School District Lease Certificates of Participation, Series 2023	5.000%	03/01/30	500,000	555,206

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 99.0% (Continued)	Coupon	Maturity	Par Value	Value
School District - 24.9% (Continued)
Powell County Kentucky SD Finance Corp. School Building Revenue, Series 2024	4.000%	02/01/45	$855,000	$830,803
Princeton Ohio CSD GO Unlimited (National RE Insured), Series 2006	5.250%	12/01/30	1,735,000	1,955,363
Pulaski County Kentucky SD Finance Corp. School Building Revenue, Series 2023	4.250%	06/01/40	1,000,000	1,028,202
Teays Valley Ohio LSD Refunding, Series 2016	4.000%	12/01/32	580,000	589,442
Toledo Ohio CSD GO Unlimited, Series 2022	4.000%	12/01/25	895,000	907,394
Toledo Ohio CSD GO Unlimited, Series 2015	5.000%	12/01/29	660,000	680,737
Trotwood-Madison Ohio CSD GO Unlimited (SDCP), Series 2016	4.000%	12/01/28	410,000	421,864
Trotwood-Madison Ohio CSD GO Unlimited (SDCP), Series 2016	4.000%	12/01/29	500,000	515,028
Trotwood-Madison Ohio CSD GO Unlimited (SDCP), Series 2016	4.000%	12/01/30	350,000	360,464
Upper Arlington Ohio Special Obligation Income Tax Revenue Community Center, Series 2023	4.000%	12/01/35	500,000	526,659
Upper Arlington Ohio Special Obligation Income Tax Revenue Community Center, Series 2023	4.000%	12/01/37	500,000	519,102
Wentzville R-IV SD Of Saint Charles County Missouri Certificates of Participation, Series 2016	4.000%	04/01/30	395,000	398,162
Westerville Ohio SCD Certificate of Participation, Series 2018	5.000%	12/01/32	555,000	599,203
Willoughby-Eastlake Ohio CSD Certificates of Participation (BAM Insured), Series 2017	4.000%	03/01/30	810,000	811,184
				44,914,253
State Agency - 5.3%
Kentucky Association of Counties Finance Corp. Revenue, Series 2018-E	4.000%	02/01/29	575,000	589,619
Kentucky Property and Buildings Commission Revenue, Series A	5.000%	08/01/29	600,000	613,418
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/30	600,000	614,646

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 99.0% (Continued)	Coupon	Maturity	Par Value	Value
State Agency - 5.3% (Continued)
Ohio Common Schools, Series 2019-A	5.000%	06/15/39	$2,000,000	$2,176,926
Ohio Higher Education, Series 2017-A	5.000%	05/01/31	850,000	866,700
Ohio Housing Finance Agency Residential Mortgage Revenue, Series 2021-A	3.000%	03/01/52	1,600,000	1,529,692
Ohio Infrastructure Improvement, Series 2021-A	5.000%	03/01/41	1,500,000	1,682,195
Pennsylvania State Refunding, Series 2017	4.000%	01/01/30	645,000	662,478
Washington Certificates of Participation, Series 2022-A	5.000%	01/01/41	675,000	747,455
				9,483,129

Total Municipal Bonds (Cost $188,823,343)				$178,573,197

MONEY MARKET FUNDS - 1.2%			Shares	Value
Dreyfus AMT-Free Tax Cash Management Fund - Institutional Class, 3.54% (a) (Cost $2,131,553)			2,132,267	$2,132,054

Investments at Value - 100.2% (Cost $190,954,896)				$180,705,251

Liabilities in Excess of Other Assets - (0.2%)				(379,792)

Net Assets - 100.0%				$180,325,459

(a) The rate shown is the 7-day effective yield as of March 31, 2024.

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

CORPORATE BONDS - 59.9%	Coupon	Maturity	Par Value	Value
Finance - 28.6%
American Express Co.	2.500%	07/30/24	$2,900,000	$2,871,230
AON plc	3.500%	06/14/24	635,000	632,030
AON plc	3.875%	12/15/25	2,700,000	2,641,224
Bank of America Corp., Series L	3.875%	08/01/25	2,765,000	2,721,528
Branch Banking & Trust Co.	3.625%	09/16/25	1,500,000	1,460,102
Chubb INA Holdings, Inc.	3.350%	05/15/24	2,697,000	2,688,474
Essex Portfolio, L.P.	3.875%	05/01/24	1,950,000	1,946,618
Essex Portfolio, L.P.	3.375%	04/15/26	1,654,000	1,593,528
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	2,900,000	2,988,351
Goldman Sachs Group, Inc. (The)	3.500%	01/23/25	1,650,000	1,623,827
Huntington Bancshares, Inc.	2.625%	08/06/24	4,500,000	4,448,685
JPMorgan Chase & Co.	3.875%	09/10/24	1,745,000	1,730,814
JPMorgan Chase & Co.	3.540%	05/01/28	2,000,000	1,910,680
KeyCorp, Series O	4.150%	10/29/25	4,200,000	4,090,898
Marsh & McLennan Co., Inc.	3.500%	06/03/24	1,365,000	1,359,806
Marsh & McLennan Co., Inc.	3.500%	03/10/25	1,000,000	983,068
Morgan Stanley, Series F	4.000%	07/23/25	2,750,000	2,704,883
Morgan Stanley	3.591%	07/22/28	1,400,000	1,330,910
National Retail Properties, Inc.	3.900%	06/15/24	1,197,000	1,191,171
National Retail Properties, Inc.	4.000%	11/15/25	2,965,000	2,900,579
PNC Financial Services Group, Inc. (The)	3.900%	04/29/24	3,440,000	3,434,880
Private Export Funding Corp., 144A	5.500%	03/14/25	2,000,000	2,003,855
Suntrust Bank, Inc.	4.000%	05/01/25	3,002,000	2,953,742
U.S. Bancorp, Series W	3.600%	09/11/24	1,594,000	1,579,596
U.S. Bancorp, Series MTN	3.100%	04/27/26	2,655,000	2,545,655
Wells Fargo & Co., Series N	3.550%	09/29/25	600,000	585,084
Wells Fargo & Co., Series M	4.100%	06/03/26	2,550,000	2,482,402
				59,403,620
Industrials - 18.1%
Becton Dickinson and Co.	3.363%	06/06/24	2,235,000	2,225,292
Burlington Northern Santa Fe	3.750%	04/01/24	1,000,000	1,000,000
Cisco Systems, Inc.	4.800%	02/26/27	4,025,000	4,033,042
CVS Health Corp.	3.875%	07/20/25	3,295,000	3,234,211
Dover Corp.	3.150%	11/15/25	4,548,000	4,394,589
Enterprise Products Operating, LLC	3.750%	02/15/25	1,500,000	1,478,630

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 59.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 18.1% (Continued)
Johnson Controls International plc	3.625%	07/02/24	$2,936,000	$2,920,044
Johnson Controls International plc	3.900%	02/14/26	555,000	541,015
MPLX, L.P.	4.875%	12/01/24	2,800,000	2,783,868
Norfolk Southern Corp.	5.590%	05/17/25	1,000,000	1,004,380
Parker-Hannifin Corp.	3.250%	03/01/27	3,235,000	3,084,679
Roper Technologies, Inc.	1.000%	09/15/25	3,510,000	3,301,186
Shell International	3.250%	05/11/25	3,115,000	3,053,744
Starbucks Corp.	4.850%	02/08/27	2,200,000	2,195,879
Verizon Communications, Inc.	2.100%	03/22/28	1,000,000	900,651
Xylem, Inc.	1.950%	01/30/28	1,542,000	1,384,781
				37,535,991
Utilities - 13.2%
Duke Energy Corp.	0.900%	09/15/25	3,507,000	3,293,003
Emerson Electric Co.	2.000%	12/21/28	2,500,000	2,222,770
Eversource Energy, Series H	3.150%	01/15/25	1,900,000	1,861,100
Eversource Energy, Series U	1.400%	08/15/26	1,240,000	1,130,433
Florida Power & Light Co.	4.400%	05/15/28	4,390,000	4,343,427
Georgia Power Co., Series 2019-A	2.200%	09/15/24	3,043,000	2,995,117
Interstate Power & Light Co.	3.400%	08/15/25	4,472,000	4,350,294
National Rural Utilities Cooperative Finance Corp. (The)	2.850%	01/27/25	1,705,000	1,670,054
National Rural Utilities Cooperative Finance Corp. (The)	3.250%	11/01/25	900,000	873,354
Virginia Electric & Power Co., Series A	3.500%	03/15/27	1,000,000	960,709
Xcel Energy, Inc.	3.300%	06/01/25	3,720,000	3,620,548
				27,320,809

Total Corporate Bonds (Cost $127,191,150)				$124,260,420

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.5%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 5.0%
FHLMC, Series 2989, Class TG	5.000%	06/01/25	$16,302	$16,244
FHLMC, Pool #SB-0037	2.500%	12/01/27	331,330	320,749
FHLMC, Pool #G1-5973	3.000%	07/01/31	702,196	673,093

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.5% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 5.0% (Continued)
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	$2,520,861	$2,376,352
FHLMC, Pool #G1-8642	3.500%	04/01/32	830,776	799,291
FHLMC, Pool #ZT-1964	3.500%	06/01/32	693,891	667,602
FHLMC, Pool #G1-6330	3.500%	08/01/32	692,807	670,032
FHLMC, Series 4980, Class DB	1.250%	10/25/34	2,118,483	1,859,974
FHLMC, Pool #ZS-9286	4.500%	04/01/35	675,239	665,279
FHLMC, Series 4198, Class BE	2.000%	10/15/40	33,074	32,756
FHLMC, Series 4125, Class KP	2.500%	05/15/41	387,239	363,861
FHLMC, Series 4009, Class PA	2.000%	06/15/41	59,232	55,754
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	4.610%	04/01/42	11,089	11,122
FHLMC, Series 5301, Class ED	5.000%	04/01/53	1,871,609	1,841,020
				10,353,129
Federal National Mortgage Association - 7.5%
FNMA, Series 2013-1, Class LA	1.250%	02/25/28	515,793	485,480
FNMA, Pool #AL9230	3.500%	12/01/29	333,522	324,343
FNMA, Pool #MA0384	5.000%	04/01/30	148,753	148,287
FNMA, Pool #MA4424	1.500%	09/01/31	5,100,105	4,647,263
FNMA, Pool #FM1926	3.000%	09/01/32	717,765	687,388
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	466,226	424,286
FNMA, Pool #FM2287	4.500%	03/01/34	710,545	703,452
FNMA, Series 2020 B	4.500%	07/01/34	961,517	948,672
FNMA, Pool #FM2989	3.000%	09/01/34	714,793	682,573
FNMA, Pool #AL7077	4.000%	07/01/35	444,842	430,535
FNMA, Pool #CA7891	1.500%	11/01/35	1,095,847	966,907
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	1,486,279	1,361,724
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	79,800	76,471
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	5.850%	12/01/44	94,725	95,484
FNMA, Pool #AL8183 (RFUCCT1Y + 160) (a)	7.163%	02/01/46	77,490	77,893
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	4,752,963	3,557,263
				15,618,021

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.5% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association - 0.0% (b)
GNMA, Pool #726475X	4.000%	11/15/24	$4,942	$4,901

Total Collateralized Mortgage Obligations (Cost $28,729,368)				$25,976,051

MUNICIPAL BONDS - 5.2%	Coupon	Maturity	Par Value	Value
Allegheny County Pennsylvania, Series C-79	0.843%	11/01/24	$600,000	$583,945
Allegheny County Pennsylvania, Series C-79	0.973%	11/01/25	1,835,000	1,718,977
Commonwealth Financing Authority Pennsylvania Revenue, Series 2006-C	5.197%	06/01/26	1,035,000	1,034,883
Franklin County Ohio Convention Facilities Authority, Series 2020-B	1.255%	12/01/25	500,000	467,392
Kentucky State Property and Buildings Commission Revenue, Series 2009-C	6.155%	11/01/29	1,830,000	1,882,836
Pennsylvania State University, Series D	1.545%	09/01/24	1,145,000	1,126,669
Pennsylvania State University, Series D	1.645%	09/01/25	2,000,000	1,907,755
Wisconsin State General Fund Annual Appropriation Revenue, Series 2023-A	4.330%	05/01/27	1,460,000	1,447,189
Wisconsin State General Fund Annual Appropriation Revenue, Series 2023-A	4.330%	05/01/27	540,000	536,095
Total Municipal Bonds (Cost $11,003,835)				$10,705,741

U.S. GOVERNMENT & AGENCIES - 4.3%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 2.4%
FHLB	1.375%	08/26/26	$3,700,000	$3,417,955
FHLB	1.375%	09/29/26	1,585,000	1,460,785
				4,878,740
Federal Home Loan Mortgage Corporation - 1.9%
FHLMC	0.450%	07/22/24	4,000,000	3,937,608

Total U.S. Government & Agencies (Cost $9,285,000)				$8,816,348

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 17.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 17.0%
U.S. Treasury Notes	2.000%	11/15/26	$3,800,000	$3,567,547
U.S. Treasury Notes	2.750%	07/31/27	10,310,000	9,792,084
U.S. Treasury Notes	2.750%	02/15/28	10,700,000	10,100,633
U.S. Treasury Notes	2.875%	05/15/28	10,420,000	9,862,367
U.S. Treasury Notes	3.125%	11/15/28	2,110,000	2,009,940
Total U.S. Treasury Obligations (Cost $35,537,285)				$35,332,571

MONEY MARKET FUNDS - 0.3%			Shares	Value
First American Government Obligations Fund - Class Z, 5.19% (c) (Cost $527,796)			527,796	$527,796

Investments at Value - 99.2% (Cost $212,274,434)				$205,618,927

Other Assets in Excess of Liabilities - 0.8%				1,747,020

Net Assets - 100.0%				$207,365,947

(a) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b) Percentage rounds to less than 0.1%.

(c) The rate shown is the 7-day effective yield as of March 31, 2024.

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $2,003,855 as of March 31, 2024, representing 1.0% of net assets.

plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks.

SOFR - Secured Overnight Financing Rate.

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

CORPORATE BONDS - 49.6%	Coupon	Maturity	Par Value	Value
Finance - 21.8%
Allstate Corp. (The)	5.250%	03/30/33	$1,000,000	$1,003,419
American Express Co.	3.950%	08/01/25	4,250,000	4,177,747
Bank of America Corp.	5.202%	04/25/29	5,370,000	5,375,648
Branch Banking & Trust Co.	3.625%	09/16/25	1,145,000	1,114,544
Essex Portfolio, L.P.	4.000%	03/01/29	1,216,000	1,159,692
Essex Portfolio, L.P.	3.000%	01/15/30	3,120,000	2,767,825
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	3,779,000	3,894,131
Huntington Bancshares, Inc.	4.000%	05/15/25	1,225,000	1,202,843
Huntington Bancshares, Inc.	4.443%	08/04/28	2,775,000	2,677,495
JPMorgan Chase & Co.	3.875%	09/10/24	3,065,000	3,040,084
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	2,500,000	2,417,179
KeyCorp, Series O	4.150%	10/29/25	2,750,000	2,678,564
Marsh & McLennan Co., Inc.	3.500%	06/03/24	1,500,000	1,494,292
Morgan Stanley, Series F	3.700%	10/23/24	4,135,000	4,092,683
Morgan Stanley, Series I (SOFR + 166.9) (a)	4.679%	07/17/26	1,674,000	1,656,085
PNC Financial Services Group, Inc. (The) (SOFR + 173) (a)	6.615%	10/20/27	3,000,000	3,087,885
PNC Financial Services Group, Inc. (The)	3.450%	04/23/29	1,000,000	933,508
Prologis, Inc.	5.125%	01/15/34	3,100,000	3,116,667
Truist Financial Corp., Series H	3.875%	03/19/29	1,000,000	930,315
Truist Financial Corp.	2.250%	03/11/30	2,200,000	1,831,345
U.S. Bancorp, Series BB	4.967%	07/22/33	5,625,000	5,323,786
Wells Fargo & Co., Series M	4.100%	06/03/26	2,050,000	1,995,656
Wells Fargo & Co., Series Q	3.196%	06/17/27	1,000,000	954,895
Wells Fargo & Co., Series O	4.300%	07/22/27	2,600,000	2,532,217
				59,458,505
Industrials - 16.9%
Air Products and Chemicals, Inc.	4.750%	02/08/31	5,200,000	5,179,146
Becton Dickinson & Co.	3.700%	06/06/27	4,000,000	3,843,295
Burlington Northern Santa Fe	3.650%	09/01/25	485,000	475,291
Cisco Systems, Inc.	4.850%	02/26/29	3,500,000	3,527,144
CVS Health Corp.	4.300%	03/25/28	3,200,000	3,123,142
Dover Corp.	3.150%	11/15/25	2,650,000	2,560,612
Dover Corp.	2.950%	11/04/29	1,495,000	1,349,246
Honeywell International, Inc.	4.875%	09/01/29	3,700,000	3,725,532

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 16.9% (Continued)
Johnson Controls International plc	3.900%	02/14/26	$2,282,000	$2,224,496
Kroger Co. (The)	3.500%	02/01/26	2,100,000	2,040,614
Norfolk Southern Corp.	2.900%	06/15/26	3,790,000	3,621,496
Parker-Hannifin Corp.	3.300%	11/21/24	1,410,000	1,389,439
Parker-Hannifin Corp.	4.250%	09/15/27	2,500,000	2,451,371
Starbucks Corp.	4.850%	02/08/27	2,500,000	2,495,317
Union Pacific Corp.	3.750%	07/15/25	535,000	525,881
Verizon Communications, Inc.	4.016%	12/03/29	3,935,000	3,755,416
Xylem, Inc.	3.250%	11/01/26	4,000,000	3,821,528
				46,108,966
Utilities - 10.9%
Berkshire Hathaway, Inc.	3.250%	04/15/28	3,500,000	3,302,210
Duke Energy Corp.	2.650%	09/01/26	2,750,000	2,595,993
Eversource Energy, Series AA	4.750%	05/15/26	3,028,000	2,995,912
Eversource Energy, Series BB	5.125%	05/15/33	1,200,000	1,176,561
Florida Power & Light Co.	4.400%	05/15/28	5,315,000	5,258,614
Georgia Power Co., Series 2019-A	2.200%	09/15/24	975,000	959,658
Interstate Power & Light Co.	3.400%	08/15/25	1,035,000	1,006,832
Interstate Power & Light Co.	4.100%	09/26/28	2,367,000	2,273,404
Interstate Power & Light Co.	2.300%	06/01/30	1,067,000	908,833
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	3,090,000	2,927,966
Virginia Electric & Power Co., Series 2015A	3.100%	05/15/25	394,000	384,373
Virginia Electric & Power Co., Series A	3.800%	04/01/28	2,250,000	2,160,664
Xcel Energy, Inc.	3.300%	06/01/25	4,050,000	3,941,726
				29,892,746

Total Corporate Bonds (Cost $139,679,576)				$135,460,217

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.6%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.0%
FHLMC, Series 2985, Class GE	5.500%	06/15/25	$7,292	$7,261
FHLMC, Pool #J1-2635	4.000%	07/01/25	26,078	25,727
FHLMC, Pool #G1-8642	3.500%	04/01/32	442,766	425,986

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.0% (Continued)
FHLMC, Series 4151, Class PA	2.000%	01/15/33	$792,888	$730,131
FHLMC, Pool #SB-0297	3.000%	03/01/35	1,742,312	1,634,548
FHLMC, Pool #G0-8068	5.500%	07/01/35	67,466	69,080
FHLMC, Pool #SC-0047	3.000%	01/01/40	2,827,267	2,563,071
FHLMC, Series 3946, Class LN	3.500%	04/15/41	180,511	173,500
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	4.610%	04/01/42	11,881	11,917
FHLMC, Series 5189, Class PG	2.500%	09/25/51	2,753,443	2,456,616
				8,097,837
Federal National Mortgage Association - 2.7%
FNMA, Pool #MA0384	5.000%	04/01/30	59,501	59,315
FNMA, Pool #MA1237	3.000%	11/01/32	710,892	670,401
FNMA, Pool #FM5050	2.500%	02/01/35	1,843,561	1,754,838
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	163,437	157,855
FNMA, Pool #FS0140	4.000%	11/01/37	3,154,079	3,041,669
FNMA, Pool #AA4392	4.000%	04/01/39	76,459	73,023
FNMA, Series 2011-52, Class PC	3.000%	03/25/41	219,251	211,273
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.030%	12/01/41	15,315	15,254
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	410,782	375,174
FNMA, Series 2015-37, Class BA	3.000%	08/25/44	574,796	531,340
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	5.850%	12/01/44	97,295	98,075
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	444,868	406,605
				7,394,822
Government National Mortgage Association - 0.9%
GNMA, Pool #MA7852M	2.000%	02/20/37	2,776,828	2,441,972

Total Collateralized Mortgage Obligations (Cost $19,642,369)				$17,934,631

MUNICIPAL BONDS - 1.8%	Coupon	Maturity	Par Value	Value
Kansas Development Finance Authority, Series 2015 H	4.091%	04/15/27	$3,000,000	$2,937,074
Pennsylvania State University, Series 2020 D	1.893%	09/01/26	2,000,000	1,869,541
Total Municipal Bonds (Cost $5,076,896)				$4,806,615

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCIES - 5.6%	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 0.9%
FNMA	3.320%	04/01/28	$2,500,000	$2,352,491

Federal Home Loan Bank - 4.7%
FHLB	1.950%	09/10/25	4,000,000	3,829,102
FHLB	4.750%	12/10/32	9,000,000	9,117,729
				12,946,831

Total U.S. Government & Agencies (Cost $15,874,557)				$15,299,322

U.S. TREASURY OBLIGATIONS - 34.6%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 34.6%
U.S. Treasury Notes	4.125%	10/31/27	$5,500,000	$5,457,031
U.S. Treasury Notes	1.375%	10/31/28	14,550,000	12,821,051
U.S. Treasury Notes	3.125%	11/15/28	7,300,000	6,953,820
U.S. Treasury Notes	2.625%	02/15/29	14,000,000	13,009,063
U.S. Treasury Notes	3.500%	01/31/30	13,750,000	13,233,301
U.S. Treasury Notes	1.500%	02/15/30	1,100,000	945,656
U.S. Treasury Notes	0.875%	11/15/30	15,900,000	12,874,031
U.S. Treasury Notes	1.375%	11/15/31	16,000,000	13,075,000
U.S. Treasury Notes	2.875%	05/15/32	13,150,000	11,945,953
U.S. Treasury Notes	4.000%	02/15/34	4,250,000	4,180,938
Total U.S. Treasury Obligations (Cost $96,152,207)				$94,495,844

PREFERRED STOCKS - 0.6%			Shares	Value
Financials - 0.6%
Allstate Corp. (The), 5.100%, 01/15/53 (Cost $1,446,031)			59,890	$1,531,986

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class Z, 5.19% (b) (Cost $265,823)	265,823	$265,823

Investments at Value - 98.9% (Cost $278,137,459)		$269,794,438

Other Assets in Excess of Liabilities - 1.1%		3,032,016

Net Assets - 100.0%		$272,826,454

(a) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b) The rate shown is the 7-day effective yield as of March 31, 2024.

plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks.

SOFR - Secured Overnight Financing Rate.

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

CORPORATE BONDS - 41.5%	Coupon	Maturity	Par Value	Value
Finance - 16.7%
Allstate Corp. (The)	5.250%	03/30/33	$27,775,000	$27,869,953
American Express Co.	1.650%	11/04/26	2,870,000	2,631,941
American Express Co.	2.550%	03/04/27	6,011,000	5,612,458
AON Corp.	3.750%	05/02/29	10,646,000	10,063,591
AON Corp.	2.800%	05/15/30	1,650,000	1,454,939
Bank of America Corp.	5.202%	04/25/29	29,610,000	29,641,145
Essex Portfolio, L.P.	3.000%	01/15/30	9,426,000	8,362,025
Essex Property Trust, Inc.	3.625%	05/01/27	2,298,000	2,189,122
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	24,000,000	24,731,182
Huntington Bancshares, Inc.	4.443%	08/04/28	8,500,000	8,201,336
Huntington Bancshares, Inc.	2.550%	02/04/30	10,628,000	9,023,348
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	6,360,000	6,149,303
KeyCorp, Series O	4.100%	04/30/28	3,640,000	3,422,217
KeyCorp	2.550%	10/01/29	9,755,000	8,250,574
Marsh & McLennan Cos., Inc.	4.375%	03/15/29	7,892,000	7,764,994
PNC Financial Services	5.939%	08/18/34	12,320,000	12,647,583
PNC Financial Services Group, Inc. (The)	3.450%	04/23/29	9,850,000	9,195,054
Prologis, Inc.	3.875%	09/15/28	3,470,000	3,339,344
Prologis, Inc.	5.125%	01/15/34	8,910,000	8,957,903
Truist Financial Corp., Series H	3.875%	03/19/29	12,735,000	11,847,559
Truist Financial Corp.	2.250%	03/11/30	22,716,000	18,909,474
Truist Financial Corp., Series G	6.123%	10/28/33	3,000,000	3,097,326
U.S. Bancorp, Series Y	3.000%	07/30/29	22,455,000	20,060,001
U.S. Bancorp, Series BB	4.967%	07/22/33	10,985,000	10,396,763
Wells Fargo & Co., Series M	4.100%	06/03/26	17,030,000	16,578,548
Wells Fargo & Co., Series O	4.300%	07/22/27	14,199,000	13,828,824
				284,226,507
Industrials - 13.7%
Air Products and Chemicals, Inc.	4.750%	02/08/31	19,690,000	19,611,037
Air Products and Chemicals, Inc.	4.850%	02/08/34	15,000,000	14,840,978
Becton Dickinson & Co.	3.700%	06/06/27	9,500,000	9,127,826
Becton Dickinson & Co.	2.823%	05/20/30	11,000,000	9,710,512
Cincinnati Children’s Hospital Medical Center, Series 2016Y	2.853%	11/15/26	1,835,000	1,719,331
Cisco Systems, Inc.	4.950%	02/26/31	3,230,000	3,257,717

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.5% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 13.7% (Continued)
Cisco Systems, Inc.	5.050%	02/26/34	$17,625,000	$17,854,160
CVS Health Corp.	4.300%	03/25/28	19,898,000	19,420,088
CVS Health Corp.	3.750%	04/01/30	5,000,000	4,658,987
Dover Corp.	3.150%	11/15/25	4,302,000	4,156,888
Dover Corp.	2.950%	11/04/29	16,705,000	15,076,363
Duke Energy Corp.	2.450%	06/01/30	18,000,000	15,523,393
Enterprise Products Operating, LLC	4.150%	10/16/28	12,117,000	11,789,026
Honeywell International, Inc.	5.000%	03/01/35	12,380,000	12,420,365
Johnson Controls International plc	3.900%	02/14/26	6,430,000	6,267,971
Lowes Cos., Inc.	4.500%	04/15/30	21,502,000	21,039,054
Parker-Hannifin Corp.	3.250%	03/01/27	9,710,000	9,258,807
Parker-Hannifin Corp.	4.250%	09/15/27	4,033,000	3,954,551
Roper Technologies, Inc.	2.950%	09/15/29	1,000,000	900,799
Verizon Communications, Inc.	4.329%	09/21/28	1,675,000	1,638,230
Verizon Communications, Inc.	4.016%	12/03/29	28,211,000	26,923,516
Xylem, Inc.	1.950%	01/30/28	5,000,000	4,490,210
				233,639,809
Utilities - 11.1%
Berkshire Hathaway, Inc.	3.700%	07/15/30	11,767,000	11,025,166
Duke Energy Corp.	2.650%	09/01/26	10,350,000	9,770,374
Eversource Energy, Series M	3.300%	01/15/28	8,940,000	8,357,176
Eversource Energy, Series O	4.250%	04/01/29	17,808,000	17,069,378
Eversource Energy, Series R	1.650%	08/15/30	232,000	186,796
Florida Power & Light Co.	5.050%	04/01/28	1,000,000	1,011,567
Florida Power & Light Co.	5.100%	04/01/33	29,780,000	30,013,435
Georgia Power Co., Series 2019B	2.650%	09/15/29	28,141,000	25,087,765
Interstate Power & Light Co.	3.400%	08/15/25	2,525,000	2,456,282
Interstate Power & Light Co.	4.100%	09/26/28	20,685,000	19,867,069
Interstate Power & Light Co.	2.300%	06/01/30	6,410,000	5,459,813
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	2,335,000	2,212,557
National Rural Utilities Cooperative Finance Corp. (The)	3.700%	03/15/29	5,558,000	5,259,655
National Rural Utilities Cooperative Finance Corp. (The)	2.400%	03/15/30	15,950,000	13,812,709
Virginia Electric & Power Co., Series B	2.950%	11/15/26	2,625,000	2,495,529

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.5% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 11.1% (Continued)
Virginia Electric & Power Co., Series A	3.500%	03/15/27	$4,777,000	$4,589,308
Xcel Energy, Inc.	4.000%	06/15/28	19,682,000	18,766,732
Xcel Energy, Inc.	3.400%	06/01/30	13,250,000	11,840,003
				189,281,314

Total Corporate Bonds (Cost $764,612,723)				$707,147,630

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.7%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 7.9%
FHLMC, Pool #J0-9921	4.000%	07/01/24	$1,235	$1,229
FHLMC, Series 2877, Class AL	5.000%	10/15/24	137	137
FHLMC, Series 2985, Class GE	5.500%	06/15/25	15,496	15,429
FHLMC, Series 4287, Class AB	2.000%	12/15/26	284,435	270,421
FHLMC, Pool #ZA-3721	3.000%	06/01/29	3,500,243	3,368,507
FHLMC, Pool #ZK-6713	3.000%	06/01/29	2,241,401	2,157,530
FHLMC, Pool #C0-1005	8.000%	06/01/30	472	506
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	2,256,568	2,127,210
FHLMC, Pool #G1-8642	3.500%	04/01/32	1,961,585	1,887,243
FHLMC, Pool #ZT-1964	3.500%	06/01/32	2,806,369	2,700,045
FHLMC, Pool #G1-8667	3.500%	11/01/32	1,232,254	1,184,872
FHLMC, Series 4151, Class PA	2.000%	01/15/33	1,388,113	1,278,244
FHLMC, Pool #78-0439 (H15T1Y + 222.3) (a)	5.223%	04/01/33	7,981	8,059
FHLMC, Pool #G0-8068	5.500%	07/01/35	525,257	537,827
FHLMC, Pool #G0-1880	5.000%	08/01/35	26,439	26,498
FHLMC, Pool #G0-6616	4.500%	12/01/35	238,937	236,313
FHLMC, Pool #G3-0933	4.000%	01/01/36	9,550,986	9,245,436
FHLMC, Series 3109, Class ZN	5.500%	02/15/36	549,970	557,289
FHLMC, Pool #G3-1087	4.000%	07/01/38	1,642,170	1,580,888
FHLMC, Series 4887, Class A	3.250%	09/15/38	509,477	481,621
FHLMC, Pool #SC-0066	4.500%	01/01/39	5,542,192	5,466,141
FHLMC, Pool #A8-9335	5.000%	10/01/39	55,213	55,391
FHLMC, Series 3592, Class BZ	5.000%	10/15/39	350,461	350,457
FHLMC, Pool #SC-0047	3.000%	01/01/40	21,284,680	19,295,710
FHLMC, Series 3946, Class LN	3.500%	04/15/41	280,680	269,780

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.7% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 7.9% (Continued)
FHLMC, Series 4105, Class PJ	3.500%	06/15/41	$305,096	$293,591
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	4.610%	04/01/42	62,292	62,480
FHLMC, Series 4087, Class PT	3.000%	07/15/42	340,346	317,643
FHLMC, Series 4180, Class ME	2.500%	10/15/42	772,594	715,491
FHLMC, Series 4161, Class QA	3.000%	02/15/43	86,656	80,477
FHLMC, Series 4517, Class PC	2.500%	05/15/44	560,612	522,089
FHLMC, Series 4689, Class DA	3.000%	07/15/44	507,929	487,569
FHLMC, Series 4831, Class BA	3.500%	10/15/44	246,478	241,999
FHLMC, Series 4567, Class LA	3.000%	08/15/45	111,321	102,633
FHLMC, Series 4582, Class PA	3.000%	11/15/45	1,484,332	1,360,185
FHLMC, Series 4709, Class EA	3.000%	01/15/46	791,778	738,178
FHLMC, Pool #SD-1069	3.500%	06/01/49	5,472,090	4,995,005
FHLMC, Series 4906, Class DE	2.500%	09/25/49	3,400,518	2,958,002
FHLMC, Pool #SD-2170	3.000%	07/01/51	23,021,198	20,062,955
FHLMC, Pool #SD-7556	3.000%	08/01/52	43,347,390	37,771,128
FHLMC, Series 5301, Class ED	5.000%	04/01/53	11,267,086	11,082,938
				134,895,146
Federal National Mortgage Association - 11.7%
FNMA, Pool #MA0384	5.000%	04/01/30	281,886	281,004
FNMA, Pool #AL6923	3.000%	05/01/30	3,931,004	3,775,798
FNMA, Pool #AS5794	3.000%	09/01/30	765,967	732,412
FNMA, Pool #AS6548, Series 2016	2.500%	01/01/31	1,773,738	1,673,391
FNMA, Pool #MA4424	1.500%	09/01/31	30,646,024	27,924,935
FNMA, Pool #AL9309	3.500%	10/01/31	642,390	618,927
FNMA, Pool #MA1107	3.500%	07/01/32	257,535	246,677
FNMA, Pool #725027	5.000%	11/01/33	121,145	121,242
FNMA, Pool #FM5394	3.000%	03/01/34	4,499,760	4,243,649
FNMA, Pool #FM3388	4.000%	03/01/34	491,367	481,380
FNMA, Pool #725704	6.000%	08/01/34	48,047	49,745
FNMA, Pool #FM5050	2.500%	02/01/35	980,774	933,574
FNMA, Pool #AL7077	4.000%	07/01/35	1,778,481	1,721,282
FNMA, Series 2005-64, Class PL	5.500%	07/25/35	20,782	21,031
FNMA, Pool #BM1971	3.500%	12/01/35	1,125,566	1,073,158
FNMA, Pool #888223	5.500%	01/01/36	167,325	171,117
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	138,292	133,570

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.7% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 11.7% (Continued)
FNMA, Pool #995112	5.500%	07/01/36	$179,625	$183,046
FNMA, Series 2014-20, Class AC	3.000%	08/25/36	68,813	67,288
FNMA, Pool #MA2773	3.000%	10/01/36	4,020,034	3,717,333
FNMA, Pool #AL9623	4.000%	12/01/36	1,432,223	1,384,666
FNMA, Pool #889050	6.000%	05/01/37	99,881	103,846
FNMA, Pool #MA3186	4.000%	11/01/37	4,964,087	4,776,744
FNMA, Pool #MA3337	4.000%	04/01/38	1,846,147	1,773,107
FNMA, Pool #AA4392	4.000%	04/01/39	384,205	366,939
FNMA, Pool #FM9469	4.000%	08/01/39	5,754,392	5,537,085
FNMA, Pool #CB0114	2.500%	04/01/41	15,400,987	13,467,967
FNMA, Series 2011-53, Class DT	4.500%	06/25/41	92,632	91,210
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.030%	12/01/41	15,315	15,254
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	514,340	469,755
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	119,700	114,706
FNMA, Series 2015-72, Class GB	2.500%	12/25/42	1,248,823	1,177,656
FNMA, Series 2013-75, Class EG	3.000%	02/25/43	225,334	208,656
FNMA, Series 2014-28, Class PA	3.500%	02/25/43	178,583	171,990
FNMA, Series 2013-83, Class MH	4.000%	08/25/43	123,295	117,707
FNMA, Pool #AU7025	3.000%	11/01/43	9,464,325	8,472,303
FNMA, Series 2014-4, Class PC	3.000%	02/25/44	819,706	777,651
FNMA, Series 2016-79, Class L	2.500%	10/25/44	958,445	883,962
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	1,571,866	1,436,672
FNMA, Series 2016-64, Class PG	3.000%	05/25/45	1,836,827	1,694,890
FNMA, Series 2016-40, Class PA	3.000%	07/25/45	97,678	90,207
FNMA, Series 4768, Class GA	3.500%	09/15/45	1,907,299	1,827,947
FNMA, Series 2016-49, Class PA	3.000%	09/25/45	750,725	691,548
FNMA, Series 2016-99, Class PH	3.000%	01/25/46	1,387,913	1,283,008
FNMA, Series 2016-02, Class PB	2.000%	02/25/46	190,319	173,545
FNMA, Series 2018-67, Class BA	4.500%	03/25/46	1,412,711	1,393,305
FNMA, Series 2018-25, Class P	3.500%	03/25/46	2,142,110	2,026,214
FNMA, Pool #BM5003	4.000%	03/01/47	1,139,400	1,078,074
FNMA, Series 2022-25, Class KA	4.000%	09/25/48	8,502,550	8,125,605
FNMA, Series 2019-60, Class DA	2.500%	03/25/49	1,652,092	1,428,035
FNMA, Pool #FS4218	4.000%	10/01/49	9,543,130	9,037,135
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	6,911,196	5,172,550

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.7% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 11.7% (Continued)
FNMA, Pool #FM9631	3.000%	11/01/51	$7,765,161	$6,773,653
FNMA, Pool #FS3678	3.000%	12/01/51	12,921,998	11,314,780
FNMA, Pool #CB3051	3.000%	03/01/52	7,147,032	6,247,006
FNMA, Pool #FS4520	3.000%	04/01/52	34,384,705	30,026,373
FNMA, Pool #FS4608	3.000%	05/01/52	9,662,532	8,452,067
FNMA, Pool #FS2724	3.000%	07/01/52	14,921,387	12,962,378
				199,316,755
Government National Mortgage Association - 1.1%
GNMA, Pool #004847M	4.000%	11/01/25	23,376	23,003
GNMA, Pool #780400X	7.000%	12/01/25	234	234
GNMA, Pool #780420X	7.500%	08/01/26	181	182
GNMA, Pool #002658M	6.500%	10/01/28	4,318	4,375
GNMA, Pool #002945M	7.500%	07/01/30	374	387
GNMA, Pool #004187M	5.500%	07/01/38	7,048	7,229
GNMA, Series 2021-175, Class DG	2.000%	10/20/51	22,489,100	18,772,615
				18,808,025

Total Collateralized Mortgage Obligations (Cost $376,037,034)				$353,019,926

MUNICIPAL BONDS - 2.2%	Coupon	Maturity	Par Value	Value
Hamilton County Ohio Health Care FACS Revenue, Series 2019	3.374%	06/01/34	$5,000,000	$4,330,814
Kansas Development Finance Authority, Series 2015 H	3.741%	04/15/25	3,705,000	3,644,279
Kansas Development Finance Authority, Series 2015 H	4.091%	04/15/27	125,000	122,378
Kansas Development Finance Authority Revenue, Series 2015 H	3.941%	04/15/26	8,000,000	7,835,028
Kentucky Property and Buildings Commission Revenue, Series 2010 C	5.373%	11/01/25	305,000	304,626
Ohio University General Receipts, Series 2020	1.766%	12/01/26	2,000,000	1,849,841
Pennsylvania State University, Series 2020 D	1.893%	09/01/26	4,635,000	4,332,661

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 2.2% (Continued)	Coupon	Maturity	Par Value	Value
Texas Natural Gas Securitization Finance Corp. Revenue, Series 2023 A-1	5.102%	04/01/35	$10,000,000	$10,091,406
University of Cincinnati Ohio General Receipts Revenue, Series 2019 B	2.162%	06/01/25	2,185,000	2,112,596
University of Washington Revenue, Series 2009B	5.400%	06/01/36	3,000,000	3,174,875
Total Municipal Bonds (Cost $39,038,049)				$37,798,504

U.S. GOVERNMENT & AGENCIES - 2.7%	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 1.7%
FNMA	3.320%	04/01/28	$9,000,000	$8,468,967
FNMA	3.740%	07/01/28	8,938,000	8,495,797
FNMA	3.650%	01/01/29	5,000,000	4,779,760
FNMA	3.150%	06/01/29	8,000,000	7,436,466
				29,180,990
Federal Home Loan Bank - 1.0%
FHLB	4.750%	12/10/32	16,325,000	16,538,547

Total U.S. Government & Agencies (Cost $48,192,671)				$45,719,537

U.S. TREASURY OBLIGATIONS - 30.8%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 13.3%
U.S. Treasury Bonds	2.250%	05/15/41	$18,000,000	$13,303,125
U.S. Treasury Bonds	2.375%	02/15/42	100,000,000	74,406,250
U.S. Treasury Bonds	2.500%	02/15/45	100,000,000	73,140,625
U.S. Treasury Bonds	2.500%	05/15/46	44,300,000	31,958,297
U.S. Treasury Bonds	2.750%	08/15/47	44,290,000	33,148,297
				225,956,594
U.S. Treasury Notes - 17.5%
U.S. Treasury Notes	4.125%	11/15/32	81,500,000	80,977,891
U.S. Treasury Notes	3.500%	02/15/33	87,100,000	82,527,250

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 30.8% (Continued)	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 17.5% (Continued)
U.S. Treasury Notes	3.375%	05/15/33	$91,830,000	$86,061,928
U.S. Treasury Notes	3.875%	08/15/33	38,000,000	37,014,375
U.S. Treasury Notes	4.500%	11/15/33	12,000,000	12,271,875
				298,853,319

Total U.S. Treasury Obligations (Cost $562,662,475)				$524,809,913

PREFERRED STOCKS - 0.5%			Shares	Value
Financials - 0.5%
Allstate Corp. (The), 5.100%, 01/15/53 (Cost $8,526,035)			347,996	$8,901,738

MONEY MARKET FUNDS - 0.8%			Shares	Value
First American Government Obligations Fund - Class Z, 5.19% (b) (Cost $12,474,604)			12,474,604	$12,474,604

Investments at Value - 99.2% (Cost $1,811,543,591)				$1,689,871,852

Other Assets in Excess of Liabilities - 0.8%				13,789,020

Net Assets - 100.0%				$1,703,660,872

(a) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b) The rate shown is the 7-day effective yield as of March 31, 2024.

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.

plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks.

SOFR - Secured Overnight Financing Rate.

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

CORPORATE BONDS - 58.6%	Coupon	Maturity	Par Value	Value
Finance - 27.8%
Allstate Corp.	0.750%	12/15/25	$3,875,000	$3,592,748
American Express Co.	2.500%	07/30/24	3,647,000	3,610,819
AON plc	3.875%	12/15/25	3,999,000	3,911,945
Bank of America Corp., Series L	3.875%	08/01/25	4,599,000	4,526,693
Branch Banking & Trust Co.	3.625%	09/16/25	4,540,000	4,419,242
Chubb INA Holdings, Inc.	3.350%	05/15/24	3,164,000	3,153,997
Essex Portfolio, L.P.	3.875%	05/01/24	2,177,000	2,173,224
Essex Portfolio, L.P.	3.500%	04/01/25	1,720,000	1,685,023
Essex Portfolio, L.P.	3.375%	04/15/26	565,000	544,343
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	3,895,000	4,013,665
Goldman Sachs Group, Inc. (The)	3.500%	01/23/25	2,850,000	2,804,793
Huntington Bancshares, Inc.	2.625%	08/06/24	3,840,000	3,796,212
JPMorgan Chase & Co.	3.875%	09/10/24	2,704,000	2,682,018
JPMorgan Chase & Co.	2.182%	06/01/28	2,000,000	1,830,381
KeyCorp, Series O	4.150%	10/29/25	4,562,000	4,443,494
Marsh & McLennan Co., Inc.	3.500%	06/03/24	3,010,000	2,998,548
Marsh & McLennan Co., Inc.	3.500%	03/10/25	765,000	752,047
Morgan Stanley, Series F	3.700%	10/23/24	200,000	197,953
Morgan Stanley, Series F	4.000%	07/23/25	4,200,000	4,131,094
National Retail Properties, Inc.	4.000%	11/15/25	3,450,000	3,375,041
PNC Financial Services Group, Inc. (The)	3.900%	04/29/24	1,345,000	1,342,998
PNC Financial Services Group, Inc. (The)	5.300%	01/21/28	4,010,000	4,013,706
Private Export Funding Corp., 144A	5.500%	03/14/25	2,000,000	2,003,855
U.S. Bancorp, Series MTN	3.100%	04/27/26	4,790,000	4,592,727
Wells Fargo & Co., Series N	3.550%	09/29/25	830,000	809,366
Wells Fargo & Co., Series M	4.100%	06/03/26	3,290,000	3,202,785
				74,608,717
Industrials - 18.7%
Becton Dickinson and Co.	3.363%	06/06/24	750,000	746,742
Becton Dickinson and Co.	3.734%	12/15/24	2,269,000	2,239,575
Burlington Northern Santa Fe	3.750%	04/01/24	500,000	500,000
Burlington Northern Santa Fe	3.650%	09/01/25	3,970,000	3,890,526
Cisco Systems, Inc.	4.800%	02/26/27	5,140,000	5,150,270
CVS Health Corp.	3.875%	07/20/25	4,100,000	4,024,360
Dover Corp.	3.150%	11/15/25	4,515,000	4,362,703

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 58.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 18.7% (Continued)
Enterprise Products Operating, LLC	3.750%	02/15/25	$500,000	$492,877
Johnson Controls International plc	3.625%	07/02/24	4,252,000	4,228,892
MPLX, L.P.	4.875%	12/01/24	3,505,000	3,484,806
Norfolk Southern Corp.	5.590%	05/17/25	1,280,000	1,285,606
Norfolk Southern Corp.	3.650%	08/01/25	3,300,000	3,231,057
Parker-Hannifin Corp.	4.250%	09/15/27	3,665,000	3,593,709
Roper Technologies, Inc.	1.000%	09/15/25	4,083,000	3,840,097
Starbucks Corp.	4.850%	02/08/27	3,870,000	3,862,751
Verizon Communications, Inc.	2.100%	03/22/28	1,000,000	900,651
Walt Disney Co. (The)	1.750%	01/13/26	3,429,000	3,242,936
Xylem, Inc.	1.950%	01/30/28	1,200,000	1,077,650
				50,155,208
Utilities - 12.1%
Berkshire Hathaway, Inc.	3.500%	02/01/25	1,300,000	1,279,555
Berkshire Hathaway, Inc.	3.250%	04/15/28	743,000	701,012
Duke Energy Corp.	2.650%	09/01/26	4,610,000	4,351,829
Eversource Energy, Series H	3.150%	01/15/25	1,495,000	1,464,392
Eversource Energy, Series AA	4.750%	05/15/26	1,225,000	1,212,018
Eversource Energy, Series U	1.400%	08/15/26	1,260,000	1,148,665
Florida Power & Light Co.	4.400%	05/15/28	4,370,000	4,323,639
Georgia Power Co., Series 2019-A	2.200%	09/15/24	3,450,000	3,395,713
Interstate Power & Light Co.	3.250%	12/01/24	1,910,000	1,880,118
Interstate Power & Light Co.	3.400%	08/15/25	2,895,000	2,816,212
National Rural Utilities Cooperative Finance Corp. (The)	2.850%	01/27/25	1,875,000	1,836,569
Virginia Electric & Power Co., Series A	3.800%	04/01/28	3,585,000	3,442,659
Xcel Energy, Inc.	3.300%	06/01/25	4,610,000	4,486,756
				32,339,137

Total Corporate Bonds (Cost $160,479,985)				$157,103,062

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.1%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.7%
FHLMC, Pool #J1-2635	4.000%	07/01/25	$8,196	$8,086

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.1% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.7% (Continued)
FHLMC, Series 4287, Class AB	2.000%	12/15/26	$151,699	$144,225
FHLMC, Pool #J3-2364	2.500%	11/01/28	648,932	621,764
FHLMC, Pool #ZS-7207	3.500%	07/01/30	613,149	594,225
FHLMC, Pool #G1-8642	3.500%	04/01/32	619,872	596,380
FHLMC, Pool #ZT-1964	3.500%	06/01/32	1,349,216	1,298,099
FHLMC, Pool #G1-6330	3.500%	08/01/32	655,358	633,814
FHLMC, Pool #SB-0380	3.500%	02/01/34	701,523	674,494
FHLMC, Series 4198, Class BE	2.000%	10/15/40	91,263	90,385
FHLMC, Series 5050, Class BG	1.000%	01/15/41	726,388	641,701
FHLMC, Series 5902, Class XC	1.500%	01/15/41	1,714,181	1,474,816
FHLMC, Series 4009, Class PA	2.000%	06/15/41	205,035	192,994
FHLMC, Series 4709, Class EA	3.000%	01/15/46	670,998	625,575
FHLMC, Series 5301, Class ED	5.000%	04/01/53	2,339,511	2,301,273
				9,897,831
Federal National Mortgage Association - 7.4%
FNMA, Pool #AN2351	2.150%	09/01/26	2,000,000	1,876,208
FNMA, Pool #AT2060	2.500%	04/01/28	612,412	587,139
FNMA, Pool #AL9230	3.500%	12/01/29	555,870	540,572
FNMA, Pool #FM1536	2.500%	11/01/30	233,487	225,257
FNMA, Pool #MA4424	1.500%	09/01/31	1,008,349	918,817
FNMA, Pool #MA1106	3.000%	07/01/32	1,687,060	1,594,639
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	466,226	424,286
FNMA, Pool #FM2287	4.500%	03/01/34	534,941	529,601
FNMA, Pool #FM2989	3.000%	09/01/34	822,012	784,959
FNMA, Pool #AL7077	4.000%	07/01/35	894,293	865,531
FNMA, Pool #833200	5.500%	09/01/35	206,264	210,930
FNMA, Pool #CA7891	1.500%	11/01/35	4,740,068	4,182,343
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	1,819,631	1,667,140
FNMA, Pool #FM2293	4.000%	09/01/36	1,618,760	1,564,658
FNMA, Pool #FM7224	4.500%	11/01/38	804,364	793,418
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.030%	12/01/41	15,315	15,254
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	53,919	51,669
FNMA, Series 2015-28, Class P	2.500%	05/25/45	2,029,019	1,841,049
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	1,551,988	1,161,555
				19,835,025

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.1% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association - 0.0% (b)
GNMA, Pool #726475X	4.000%	11/15/24	$4,942	$4,901
GNMA, Pool #728920	4.000%	12/15/24	6,418	6,359
				11,260

Total Collateralized Mortgage Obligations (Cost $32,394,951)				$29,744,116

MUNICIPAL BONDS - 1.7%	Coupon	Maturity	Par Value	Value
Franklin County Ohio Convention Facilities, Series 2020 B	1.155%	12/01/24	$550,000	$533,577
Kentucky State Property and Buildings Commission Revenue, Series 2009-C	6.155%	11/01/29	3,970,000	4,084,622
Total Municipal Bonds (Cost $4,642,418)				$4,618,199

U.S. GOVERNMENT & AGENCIES - 4.2%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank - 0.8%
FFCB	4.750%	10/13/27	$2,000,000	$2,020,645

Federal Home Loan Bank - 1.9%
FHLB	1.375%	08/26/26	4,100,000	3,787,464
FHLB	1.375%	09/29/26	1,600,000	1,474,609
				5,262,073
Federal Home Loan Mortgage Corporation - 1.5%
FHLMC	0.450%	07/22/24	4,000,000	3,937,608

Total U.S. Government & Agencies (Cost $11,691,927)				$11,220,326

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 21.3%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 21.3%
U.S. Treasury Notes	2.250%	04/30/24	$1,100,000	$1,097,078
U.S. Treasury Notes (13WK T-BILL + 750) (a)	5.225%	04/30/24	3,000,000	2,999,546
U.S. Treasury Notes	1.500%	02/15/25	4,000,000	3,875,781
U.S. Treasury Notes (d)	2.000%	08/15/25	5,800,000	5,581,594
U.S. Treasury Notes	2.750%	07/31/27	9,485,000	9,008,527
U.S. Treasury Notes (d)	2.750%	02/15/28	12,210,000	11,526,049
U.S. Treasury Notes	2.875%	05/15/28	10,535,000	9,971,213
U.S. Treasury Notes	3.125%	11/15/28	13,590,000	12,945,537
Total U.S. Treasury Obligations (Cost $57,458,305)				$57,005,325

MONEY MARKET FUNDS - 2.4%			Shares	Value
First American Government Obligations Fund - Class Z, 5.19% (c) (Cost $6,487,023)			6,487,023	$6,487,023

Investments at Value - 99.3% (Cost $273,154,609)				$266,178,051

Other Assets in Excess of Liabilities - 0.7%				1,999,789

Net Assets - 100.0%				$268,177,840

(a) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b) Percentage rounds to less than 0.1%.

(c) The rate shown is the 7-day effective yield as of March 31, 2024.

(d) All or a portion of the security is segregated as collateral on futures contracts. Total fair value of collateral as of March 31, 2024 is $14,087,036.

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $2,003,855 as of March 31, 2024, representing 0.7% of net assets.

plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks.

SOFR - Secured Overnight Financing Rate.

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2024 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value at Purchase	Notional Value 3/31/2024	Value/Unrealized Appreciation
Index Futures
E-MINI S&P 500 Future	1,004	6/21/2024	$25,962,500	$266,486,700	$4,202,876

The average monthly notional value of futures contracts during the three months ended March 31, 2024 was $260,134,700.

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

CORPORATE BONDS - 54.8%	Coupon	Maturity	Par Value	Value
Finance - 23.0%
Allstate Corp. (The)	5.250%	03/30/33	$300,000	$301,026
American Express Co.	1.650%	11/04/26	500,000	458,526
AON plc	3.875%	12/15/25	220,000	215,211
Bank of America Corp.	5.202%	04/25/29	555,000	555,584
Essex Portfolio, L.P.	3.000%	01/15/30	605,000	536,710
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	540,000	556,453
Huntington Bancshares, Inc.	2.625%	08/06/24	230,000	227,377
Huntington Bancshares, Inc.	4.443%	08/04/28	335,000	323,229
Iron Mountain, Inc.	4.875%	09/15/27	195,000	188,310
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	465,000	449,595
Keycorp	6.401%	03/06/35	360,000	367,992
Marsh & McLennan Cos., Inc.	4.375%	03/15/29	205,000	201,701
Morgan Stanley	3.591%	07/22/28	585,000	556,130
MSCI, Inc., 144A	4.000%	11/15/29	240,000	222,390
National Retail Properties, Inc.	4.300%	10/15/28	580,000	560,954
PNC Financial Services Group, Inc. (The)	3.450%	04/23/29	595,000	555,437
Prologis, Inc.	5.125%	01/15/34	485,000	487,608
SBA Communications Corp.	3.875%	02/15/27	160,000	152,414
Truist Financial Corp.	2.250%	03/11/30	815,000	678,431
U.S. Bancorp, Series Y	3.000%	07/30/29	570,000	509,205
U.S. Bancorp, Series BB	4.967%	07/22/33	215,000	203,487
Wells Fargo & Co., Series O	4.300%	07/22/27	395,000	384,702
				8,692,472
Industrials - 23.8%
Air Products and Chemicals, Inc.	4.750%	02/08/31	555,000	552,774
Ball Corp.	2.875%	08/15/30	180,000	153,726
Becton Dickinson & Co.	3.700%	06/06/27	110,000	105,691
Becton Dickinson & Co.	2.823%	05/20/30	230,000	203,038
CCO Holdings, LLC/CCO Holdings Capital Corp., 144A	5.375%	06/01/29	220,000	201,384
Charles River Laboratories International, Inc., 144A	4.250%	05/01/28	230,000	217,095
Cisco Systems, Inc.	4.850%	02/26/29	650,000	655,041
CVS Health Corp.	3.875%	07/20/25	255,000	250,296
CVS Health Corp.	4.300%	03/25/28	295,000	287,915

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 54.8% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 23.8% (Continued)
Dover Corp.	3.150%	11/15/25	$100,000	$96,627
Dover Corp.	2.950%	11/04/29	425,000	383,565
Duke Energy Corp.	2.450%	06/01/30	585,000	504,510
Enterprise Products Operating, LLC	3.750%	02/15/25	290,000	285,869
HCA Healthcare, Inc.	5.600%	04/01/34	370,000	372,596
Hologic, Inc., 144A	3.250%	02/15/29	290,000	260,070
Home Depot, Inc. (The)	2.500%	04/15/27	100,000	93,736
Johnson Controls International plc	3.900%	02/14/26	550,000	536,141
Mattel, Inc., 144A	3.750%	04/01/29	365,000	336,098
MPLX, L.P.	4.875%	12/01/24	310,000	308,214
Parker-Hannifin Corp.	3.250%	03/01/27	385,000	367,110
Roper Technologies, Inc.	1.000%	09/15/25	355,000	333,881
SS&C Technologies, Inc., 144A	5.500%	09/30/27	330,000	322,441
Starbucks Corp.	3.800%	08/15/25	175,000	171,712
Starbucks Corp.	4.850%	02/08/27	390,000	389,269
T-Mobile U.S., Inc.	2.625%	04/15/26	350,000	332,482
TransDigm, Inc., 144A	6.375%	03/01/29	320,000	320,978
United Rentals North America, Inc.	4.875%	01/15/28	310,000	301,480
Verizon Communications, Inc.	4.016%	12/03/29	280,000	267,221
Walt Disney Co. (The)	3.350%	03/24/25	200,000	196,300
Yum Brands, Inc., 144A	4.750%	01/15/30	230,000	218,203
				9,025,463
Utilities - 8.0%
Berkshire Hathaway, Inc.	3.250%	04/15/28	220,000	207,567
Eversource Energy, Series R	1.650%	08/15/30	670,000	539,455
Florida Power & Light Co.	5.100%	04/01/33	495,000	498,880
Georgia Power Co., Series 2019B	2.650%	09/15/29	230,000	205,046
Interstate Power & Light Co.	4.100%	09/26/28	555,000	533,054
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	290,000	274,793
Virginia Electric & Power Co., Series A	3.500%	03/15/27	215,000	206,552

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 54.8% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 8.0% (Continued)
Xcel Energy, Inc.	3.400%	06/01/30	$650,000	$580,831
				3,046,178

Total Corporate Bonds (Cost $21,236,681)				$20,764,113

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.8%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 8.7%
FHLMC, Pool #ZS-9278	4.000%	05/01/37	$321,592	$310,354
FHLMC, Series 4709, Class EA	3.000%	01/15/46	681,321	635,199
FHLMC, Series 5220, Class KC	3.500%	01/25/46	339,210	322,853
FHLMC, Pool #SD-0695	4.000%	12/01/49	1,095,160	1,033,335
FHLMC, Series 5189, Class PG	2.500%	09/25/51	304,227	271,430
FHLMC, Pool #SD-0767	3.000%	11/01/51	435,998	380,518
FHLMC, Series 5301, Class ED	5.000%	04/01/53	327,532	322,178
				3,275,867
Federal National Mortgage Association - 13.6%
FNMA, Pool #MA4424	1.500%	09/01/31	363,135	330,892
FNMA, Pool #MA1222	4.000%	10/01/32	308,072	299,321
FNMA, Pool #AL5491	4.000%	06/01/34	273,025	264,509
FNMA, Pool #MA3071	4.000%	07/01/37	347,180	334,077
FNMA, Pool #FM9469	4.000%	08/01/39	207,949	200,096
FNMA, Pool #AU7025	3.000%	11/01/43	341,212	305,447
FNMA, Pool #MA2895	3.000%	02/01/47	414,551	365,798
FNMA, Pool #CA2479	4.500%	10/01/48	976,820	949,199
FNMA, Pool #FS4218	4.000%	10/01/49	966,171	914,942
FNMA, Pool #CB0734	3.000%	06/01/51	578,339	505,640
FNMA, Pool #FS4520	3.000%	04/01/52	431,549	376,849
FNMA, Pool #FS4608	3.000%	05/01/52	364,801	319,101
				5,165,871

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.8% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association - 1.5%
GNMA, Pool #MA7852M	2.000%	02/20/37	$644,621	$566,886

Total Collateralized Mortgage Obligations (Cost $9,225,730)				$9,008,624

U.S. GOVERNMENT & AGENCIES - 0.9%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 0.9%
FHLB (Cost $365,354)	4.750%	12/10/32	$350,000	$354,578

U.S. TREASURY OBLIGATIONS - 19.2%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 8.9%
U.S. Treasury Bonds	2.250%	05/15/41	$1,055,000	$779,711
U.S. Treasury Bonds	2.375%	02/15/42	1,310,000	974,722
U.S. Treasury Bonds	2.500%	02/15/45	810,000	592,439
U.S. Treasury Bonds	2.750%	08/15/47	300,000	224,531
U.S. Treasury Bonds	2.000%	02/15/50	260,000	162,906
U.S. Treasury Bonds	2.000%	08/15/51	1,025,000	635,340
				3,369,649
U.S. Treasury Notes - 10.3%
U.S. Treasury Notes (c)	1.500%	11/30/24	215,000	209,801
U.S. Treasury Notes	2.000%	11/15/26	200,000	187,766
U.S. Treasury Notes	3.125%	11/15/28	275,000	261,959
U.S. Treasury Notes	2.625%	02/15/29	950,000	882,758
U.S. Treasury Notes	3.500%	02/15/33	760,000	720,100
U.S. Treasury Notes	3.875%	08/15/33	1,700,000	1,655,906
				3,918,290

Total U.S. Treasury Obligations (Cost $7,641,378)				$7,287,939

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.5%	Shares	Value
Financials - 0.5%
Allstate Corp. (The), 5.100%, 01/15/53 (Cost $170,386)	6,500	$166,270

MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class Z, 5.19% (b) (Cost $43,485)	43,485	$43,485

Investments at Value - 99.3% (Cost $38,683,014)		$37,625,009

Other Assets in Excess of Liabilities - 0.7%		265,322

Net Assets - 100.0%		$37,890,331

(a) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b) The rate shown is the 7-day effective yield as of March 31, 2024.

(c) All or a portion of the security is segregated as collateral on futures contracts. Total fair value of collateral as of March 31, 2024 is $136,624.

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $2,098,659 as of March 31, 2024, representing 5.5% of net assets.

plc - Public Limited Company

SOFR - Secured Overnight Financing Rate.

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2024 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value at Purchase	Notional Value 3/31/2024	Value/Unrealized Appreciation
Treasury Futures
U.S. Treasury Long Bond Future	4	6/18/2024	$236,696	$481,750	$5,795
Ultra 10-Year U.S. Treasury Note Future	15	6/18/2024	1,939,594	1,719,141	6,826
Ultra U.S. Treasury Bond Future	7	6/18/2024	894,031	903,000	8,141
Total Futures Contracts			$3,070,321	$3,103,891	$20,762

The average monthly notional value of futures contracts during the three months ended March 31, 2024 was $2,582,396.